STOCKHOLDERS' EQUITY - 8.65% Cumulative Preferred Shares (Details) - Preferred stock		12 Months Ended
	Dec. 22, 2020 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Class of Stock [Line Items]
Dividend rate		8.65%
Recapitalization exchange ratio			74.0	74.0
Share price | $ / shares		$ 1,000
Liquidation preference per share | $ / shares		$ 1,000
Accrued dividends			$ 34,633,000	$ 33,578,000
Preference waived					$ 73,175,000	$ 150,248,000
Liquidation preference			$ 293,775,000	$ 409,390,000
Outstanding principal amount	$ 200,000,000
Cumulative unpaid dividends	21,161,000
Payments for settlement on consummation of the Merger	$ 13,051,000
Conversion price per share | $ / shares	$ 10.00